Investment Objectives and Goals - EIC Value Fund	Sep. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	EIC VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The EIC Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.